UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington,  D.C.   20549

                          FORM 13F

                     FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September
30, 1999

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a
restatement.
                        [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Compass Capital Management, Inc.
Address:  706 Second Avenue South
          Suite 400
          Minneapolis,  MN   55402

13F File Number:         801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:     David M. Carlson
Title:    Principal/Founder
Phone:    (612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson         Minneapolis, Minnesota        March
31, 1999


Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Firm 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:



List of Other Included Managers:

NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
ADC Telecomm. Inc              COM              000886101      370     8825 SH
SOLE                                       8825
AT&T Corp                      COM              001957109      709    16302 SH
SOLE                                      16302
Albertson's Inc                COM              013104104     6799   171845 SH
SOLE                                     171845
American Int.'l Group          COM              026874107      216     2485 SH
SOLE                                       2485
Automatic Data Proc       COM           053015103    200     4490 SH   SOLE
4490
Autozone Inc                   COM              053332102     8697   309925 SH
SOLE                                     309925
BP Amoco PLC                   COM              055622104      416     3751 SH
SOLE                                       3751
Bank One Corp                  COM              059438101     6022   172977 SH
SOLE                                     172977
Bellsouth Corp            COM           079860102    257     5700 SH   SOLE
5700
Bemis Co                       COM              081437105     7800   230255 SH
SOLE                                     230255
Biomet Inc                     COM              090613100     5650   214740 SH
SOLE                                     214740
Bristol-Myers Squibb           COM              110122108     8320   123265 SH
SOLE                                     123265
Chevron Corp                   COM              166751107      214     2409 SH
SOLE                                       2409
Coca-Cola Co                   COM              191216100      349     7230 SH
SOLE                                       7230
Computer Assoc. Int'l          COM              204912109     9266   151591 SH
SOLE                                     151591
Conagra Inc                    COM              205887102    12713   563435 SH
SOLE                                     563435
Dayton Hudson Corp             COM              239753106      299     4970 SH
SOLE                                       4970
Electronic Data Systems Corp   COM              285661104     8029   151660 SH
SOLE                                     151660
Exxon Corp                     COM              302290101     1166    15346 SH
SOLE                                      15346
Fannie Mae                     COM              313586109      257     4100 SH
SOLE                                       4100
Federal Signal Corp            COM              313855108     7597   382225 SH
SOLE                                     382225
General Electric Corp          COM              369604103      982     8286 SH
SOLE                                       8286
Genuine Parts Corp             COM              372460105     7021   264314 SH
SOLE                                     264314
Hewlett-Packard Corp           COM              428236103     7042    77600 SH
SOLE                                      77600
Home Depot Inc                 COM              437076102     9150   133327 SH
SOLE                                     133327
Illinois Tool Works            COM              452308109     8119   108888 SH
SOLE                                     108888
Intel Corp                     COM              458140100      372     5000 SH
SOLE                                       5000
International Business Machine COM              459200101      693     5728 SH
SOLE                                       5728
Johnson & Johnson              COM              478160104      238     2595 SH
SOLE                                       2595
Lucent Technologies Inc        COM              549463107     1445    22277 SH
SOLE                                      22277
McDonald's Corp                COM              580135101      225     5210 SH
SOLE                                       5210
Medtronic Inc                  COM              585055106     7936   223170 SH
SOLE                                     223170
Merck & Co., Inc               COM              589331107     7696   118735 SH
SOLE                                     118735
Microsoft Corp                 COM              594918104      290     3200 SH
SOLE                                       3200
Minnesota Mining & Mfg. Co     COM           604059105      261     2717 SH
SOLE                                 2717
Newell Rubbermaid Inc          COM              651229106     6920   242270 SH
SOLE                                     242270
Pall Corp                      COM              696429307     8798   379413 SH
SOLE                                     379413
Pfizer Inc                     COM              717081103      502    13998 SH
SOLE                                      13998
Reuters Holdings PLC (ADR)     COM              76132M102     6071    88143 SH
SOLE                                      88143
Sherwin-Williams Co            COM              824348106     7033   335890 SH
SOLE                                     335890
Sigma-Aldrich Corp             COM              826552101     8071   254210 SH
SOLE                                     254210
State Street Corp              COM              857477103     6810   105380 SH
SOLE                                     105380
Sysco Corp                     COM              871829107     9034   257645 SH
SOLE                                     257645
Valspar Corp                   COM              920355104     1595    48800 SH
SOLE                                      48800
W.W.Grainger Inc               COM              384802104     7316   152225 SH
SOLE                                     152225
Wal-Mart Co                    COM              931142103     7843   164908 SH
SOLE                                     164908
Columbia Special               EQ MF            198513103     1644 70166.75 SH
SOLE                                   70166.75
Dreyfus Appreciation           EQ MF            261970107     2303 54872.82 SH
SOLE                                   54872.82
Harbor Capital Appreciation    EQ MF            411511504     2548 59008.73 SH
SOLE                                   59008.73
Mutual Beacon                  EQ MF            628380305     1940 139367.8 SH
SOLE                                   139367.8
Royce Premier                  EQ MF            780905600     1657 180448.4 SH
SOLE                                   180448.4
Strong Schafer Value           EQ MF            862918109     1726 37433.54 SH
SOLE                                   37433.54
Vanguard Index 500             EQ MF            922908108     4530 38207.57 SH
SOLE                                   38207.57
Vanguard International Growth  EQ MF            921910204      594 30505.42 SH
SOLE                                   30505.42
Vanguard International Value   EQ MF            921939203      663 23350.72 SH
SOLE                                   23350.72